STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

DIVERSIFIED BOND FUND • HIGH-YIELD FUND • INFLATION PROTECTION BOND FUND
NT DIVERSIFIED BOND FUND • PREMIUM MONEY MARKET FUND • PRIME MONEY MARKET FUND
AMERICAN CENTURY-MASON STREET HIGH-YIELD BOND FUND
AMERICAN CENTURY-MASON STREET SELECT BOND FUND

Supplement dated May 15, 2006 • Statement of Additional Information dated May 1, 2006

THE FOLLOWING REPLACES THE CHART ON PAGE 58.

     (all funds except High-Yield Bond and Select Bond)

     Other Accounts Managed

     The portfolio managers also may be responsible for the day-to-day management of other accounts, as indicated by the following table. None of these accounts has an advisory fee based on the performance of the account.

OTHER ACCOUNTS MANAGED (AS OF MARCH 31, 2006)
                                                                           OTHER ACCOUNTS
                                                                          (E.G., SEPARATE
                                                          OTHER POOLED     ACCOUNTS AND
                                                           INVESTMENT       CORPORATE
                                 REGISTERED INVESTMENT      VEHICLES         ACCOUNTS,
                                COMPANIES (E.G., OTHER  (E.G., COMMINGLED    INCLUDING
                                AMERICAN CENTURY FUNDS     TRUSTS AND       INCUBATION
                                AND AMERICAN CENTURY -    529 EDUCATION    STRATEGIES AND
                                   SUBADVISED FUNDS)     SAVINGS PLANS)   CORPORATE MONEY)
--------------------------------------------------------------------------------------------
DIVERSIFIED BOND FUND
--------------------------------------------------------------------------------------------
                Number of Other            8                    0                 2
Alejandro       Accounts Managed
Aguilar         ............................................................................
                Assets in Other     $4,614,318,016             N/A           $38,173,065
                Accounts Managed
--------------------------------------------------------------------------------------------
                Number of Other           13                    0                 2
                Accounts Managed
Robert Gahagan  ............................................................................
                Assets in Other     $6,869,154,027             N/A           $38,173,065
                Accounts Managed
--------------------------------------------------------------------------------------------
                Number of Other            4                    0                 1
                Accounts Managed
Jeffrey Houston ............................................................................
                Assets in Other     $1,153,115,653             N/A           $26,666,089
                Accounts Managed
--------------------------------------------------------------------------------------------
                Number of Other            6                    0                 2
                Accounts Managed
Brian Howell    ............................................................................
                Assets in Other     $2,660,675,690             N/A           $38,173,065
                Accounts Managed
--------------------------------------------------------------------------------------------
                Number of Other            5                    0                 1
                Accounts Managed
James Keegan    ............................................................................
                Assets in Other     $1,219,601,870             N/A           $26,666,089
                Accounts Managed
--------------------------------------------------------------------------------------------
                Number of Other            5                    0                 1
                Accounts Managed
David MacEwen   ............................................................................
                Assets in Other     $1,602,660,854             N/A           $26,666,089
                Accounts Managed
--------------------------------------------------------------------------------------------

OTHER ACCOUNTS MANAGED (AS OF MARCH 31, 2006)

                                                                           OTHER ACCOUNTS
                                                                          (E.G., SEPARATE
                                                          OTHER POOLED     ACCOUNTS AND
                                                           INVESTMENT       CORPORATE
                                 REGISTERED INVESTMENT      VEHICLES         ACCOUNTS,
                                COMPANIES (E.G., OTHER  (E.G., COMMINGLED    INCLUDING
                                AMERICAN CENTURY FUNDS     TRUSTS AND       INCUBATION
                                AND AMERICAN CENTURY -    529 EDUCATION    STRATEGIES AND
                                   SUBADVISED FUNDS)     SAVINGS PLANS)   CORPORATE MONEY)
--------------------------------------------------------------------------------------------
DIVERSIFIED BOND FUND
--------------------------------------------------------------------------------------------
                Number of Other            8                    0                 2
                Accounts Managed
Dan Shiffman    ............................................................................
                Assets in Other     $4,614,318,016             N/A           $38,173,065
                Accounts Managed
--------------------------------------------------------------------------------------------
                Number of Other            4                    0                 1
                Accounts Managed
John Walsh      ............................................................................
                Assets in Other     $1,153,115,653             N/A           $26,666,089
                Accounts Managed
--------------------------------------------------------------------------------------------
HIGH-YIELD FUND
--------------------------------------------------------------------------------------------
                Number of Other            0                    0                 0
                Accounts Managed
Michael Difley  ............................................................................
                Assets in Other           N/A                  N/A               N/A
                Accounts Managed
--------------------------------------------------------------------------------------------
                Number of Other            5                    0                 1
                Accounts Managed
James Keegan    ............................................................................
                Assets in Other     $1,831,701,170             N/A           $26,666,089
                Accounts Managed
--------------------------------------------------------------------------------------------

THE FOLLOWING REPLACES THE CHART ON PAGE 59.

OTHER ACCOUNTS MANAGED (AS OF MARCH 31, 2006)

                                                                           OTHER ACCOUNTS
                                                                          (E.G., SEPARATE
                                                          OTHER POOLED     ACCOUNTS AND
                                                           INVESTMENT       CORPORATE
                                 REGISTERED INVESTMENT      VEHICLES         ACCOUNTS,
                                COMPANIES (E.G., OTHER  (E.G., COMMINGLED    INCLUDING
                                AMERICAN CENTURY FUNDS     TRUSTS AND       INCUBATION
                                AND AMERICAN CENTURY -    529 EDUCATION    STRATEGIES AND
                                   SUBADVISED FUNDS)     SAVINGS PLANS)   CORPORATE MONEY)
--------------------------------------------------------------------------------------------
INFLATION PROTECTION BOND FUND
--------------------------------------------------------------------------------------------
                 Number of Other            6                   0                 0
                 Accounts Managed
Jeremy Fletcher  ...........................................................................
                 Assets in Other      $2,740,119,326           N/A               N/A
                 Accounts Managed
--------------------------------------------------------------------------------------------
NT DIVERSIFIED BOND FUND(1)
--------------------------------------------------------------------------------------------
                 Number of Other            9                   0                 2
Alejandro        Accounts Managed
Aguilar          ...........................................................................
                 Assets in Other      $5,292,903,533           N/A           $38,173,065
                 Accounts Managed
--------------------------------------------------------------------------------------------
                 Number of Other            14                  0                 2
                 Accounts Managed
Robert Gahagan   ...........................................................................
                 Assets in Other      $7,547,739,544           N/A           $38,173,065
                 Accounts Managed
--------------------------------------------------------------------------------------------
                 Number of Other            5                   0                 1
                 Accounts Managed
Jeffrey Houston  ...........................................................................
                 Assets in Other      $1,831,701,170           N/A           $26,666,089
                 Accounts Managed
--------------------------------------------------------------------------------------------

1  THE FUND'S INCEPTION DATE IS MAY 12, 2006. THE FUND'S INFORMATION IS
   PROVIDED AS OF MARCH 31, 2006, AND ASSUMES THE FUND WAS IN OPERATION ON
   THAT DATE.

OTHER ACCOUNTS MANAGED (AS OF MARCH 31, 2006)
                                                                           OTHER ACCOUNTS
                                                                          (E.G., SEPARATE
                                                          OTHER POOLED     ACCOUNTS AND
                                                           INVESTMENT       CORPORATE
                                 REGISTERED INVESTMENT      VEHICLES         ACCOUNTS,
                                COMPANIES (E.G., OTHER  (E.G., COMMINGLED    INCLUDING
                                AMERICAN CENTURY FUNDS     TRUSTS AND       INCUBATION
                                AND AMERICAN CENTURY -    529 EDUCATION    STRATEGIES AND
                                   SUBADVISED FUNDS)     SAVINGS PLANS)   CORPORATE MONEY)
--------------------------------------------------------------------------------------------
NT DIVERSIFIED BOND FUND(1)
--------------------------------------------------------------------------------------------
                 Number of Other            7                   0                 2
                 Accounts Managed
Brian Howell     ...........................................................................
                 Assets in Other      $3,339,261,206           N/A           $38,173,065
                 Accounts Managed
--------------------------------------------------------------------------------------------
                 Number of Other            6                   0                 1
                 Accounts Managed
James Keegan     ...........................................................................
                 Assets in Other      $1,898,187,386           N/A           $26,666,089
                 Accounts Managed
--------------------------------------------------------------------------------------------
                 Number of Other            6                   0                 1
                 Accounts Managed
David MacEwen    ...........................................................................
                 Assets in Other      $2,281,246,370           N/A           $26,666,089
                 Accounts Managed
--------------------------------------------------------------------------------------------
                 Number of Other            9                   0                 2
                 Accounts Managed
Dan Shiffman     ...........................................................................
                 Assets in Other      $5,292,903,533           N/A           $38,173,065
                 Accounts Managed
--------------------------------------------------------------------------------------------
                 Number of Other            5                   0                 1
                 Accounts Managed
John Walsh       ...........................................................................
                 Assets in Other      $1,831,701,170           N/A           $26,666,089
                 Accounts Managed
--------------------------------------------------------------------------------------------
PREMIUM MONEY MARKET FUND
--------------------------------------------------------------------------------------------
                 Number of Other            1                   0                 0
                 Accounts Managed
Lynn Paschen     ...........................................................................
                 Assets in Other      $2,644,588,941           N/A               N/A
                 Accounts Managed
--------------------------------------------------------------------------------------------

1  THE FUND'S INCEPTION DATE IS MAY 12, 2006. THE FUND'S INFORMATION IS
   PROVIDED AS OF MARCH 31, 2006, AND ASSUMES THE FUND WAS IN OPERATION ON
   THAT DATE.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

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Investments are service marks of American Century Proprietary Holdings, Inc.

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